Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 10, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Letters of guarantee and letters of credit				$ 600		$ 590	$ 590
Cash consideration for purchase of vessel				10,647	$ 0	0	60,115	$ 0
Other long term assets				42,479		37,801	2,647
Other income						6,140	18,175	4,840
Restricted cash				10,056	$ 5,040	6,558	5,386	$ 13,480
Scenario, Previously Reported [Member]
Other long term assets						$ 4,856
Navios Logistics
Collateralized cash amount released		$ 2,900					2,900
Revolver | Navios Acquisition
Maximum borrowing capacity							50,000
Litigation settlement expense			$ 775
Settlement agreement date						Jun. 09, 2016
Lawsuit filing date						Apr. 01, 2016
Letter of Credit | Navios Logistics
Restricted cash							$ 2,900
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter				$ 12,000		$ 12,000
Guarantees				Navios Logistics issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2019.		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2019.
Vale | Navios Logistics
Litigation Settlement, Amount Awarded from Other Party	$ 21,500
Other income		$ 1,157				$ 1,157
Three pushboats | Navios Logistics
Contractual obligation next twelve months						$ 580
Bulk carrier vessel
Vessel capacity in DWT				82,000 dwt		82,000 dwt
Date of expected delivery				Q1 2020		Q4 2019
Cash consideration for purchase of vessel						$ 2,705
Other long term assets				$ 2,896		2,724
Contractual Obligation				$ 5,410		$ 5,410
Construction of river and estuary tanker
Lease Term						5 years
Construction of river and estuary tanker | Navios Logistics
Contractual obligation next twelve months						$ 9,024
Newbuilding bulk carriers
Lease Term				10 years
Number of vessels				2
Cash consideration for purchase of vessel				$ 5,570
Other long term assets				5,989
Contractual obligation next twelve months				$ 11,140
First newbuilding bulk carrier
Vessel capacity in DWT				82,000 dwt
Date of expected delivery				Q3 2019
Second newbuilding bulk carrier
Vessel capacity in DWT				82,000 dwt
Date of expected delivery				Q4 2019
Bulk carrier vessel
Lease Term				10 years
Number of vessels				1
Vessel capacity in DWT				81,000 dwt
Date of expected delivery				Q4 2019
Cash consideration for purchase of vessel				$ 2,795
Other long term assets				2,945
Contractual obligation next twelve months				$ 5,590
Covers for Dry Barges
Contractual Obligation						1,115
Covers for Dry Barges | Navios Logistics
Contractual Obligation						1,115
Contractual obligation next twelve months						$ 486